Fair Value Measurements Fair Value Inputs Assets Quantitative Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loan Servicing Cost Percentage of Underlying Loans' Unpaid Principal Balance, Fair Value on Recurring Basis			1.00%
Loans Held-for-sale, Fair Value Disclosure	$ 672,371		$ 1,452,236
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans Held-for-sale, Fair Value Disclosure	71,473	[1]	15,654
Fair Value, Measurements, Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
FDIC clawback liability			50,720
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indemnification Asset	7,531
FDIC Indemnification Asset			9,092
FDIC clawback liability			50,720
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(1,670)
Loans Held-for-sale, Fair Value Disclosure	58,912		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Collateral Dependent Loans, Fair Value Disclosure	907		48,048
Other Real Estate Owned, Fair Value Disclosure	7,009	[2]	26,787
Loans Held-for-sale, Fair Value Disclosure	9,123
Servicing Asset at Fair Value, Amount	448,925		320,901	[3]
Sales Comparison Approach [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Collateral Dependent Loans, Fair Value Disclosure			36,609
Other Real Estate Owned, Fair Value Disclosure			23,359
Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Appraisal Value Adjustment			0.00%
Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Appraisal Value Adjustment			82.00%
Sales Comparison Approach [Member] | Collateral-dependent Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Appraisal Value Adjustment			0.00%
Sales Comparison Approach [Member] | Collateral-dependent Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Appraisal Value Adjustment			47.00%
Appraised Value [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Collateral Dependent Loans, Fair Value Disclosure	907
Other Real Estate Owned, Fair Value Disclosure	7,009
Discounted Appraisals [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Collateral Dependent Loans, Fair Value Disclosure			11,439
Other Real Estate Owned, Fair Value Disclosure			3,428
Discounted Appraisals [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Collateral Discounts			5.00%
Discounted Appraisals [Member] | Other Real Estate Owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Collateral Discounts			10.00%
Discounted Appraisals [Member] | Collateral-dependent Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Collateral Discounts			5.00%
Discounted Appraisals [Member] | Collateral-dependent Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Collateral Discounts			5.00%
Discounted Cash Flow [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Servicing Asset at Fair Value, Amount	448,925		320,901
Discounted Cash Flow [Member] | Indemnification Asset [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Reinstatement Rate	0.00%		3.82%
Fair Value Unobservable Input, Loss Duration (in months)	9 months		8 months
Fair Value Unobservable Input, Loss Severity	(4.96%)		2.42%
Fair Value Unobservable Input, Discount Rate	4.35%
Discounted Cash Flow [Member] | Indemnification Asset [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Reinstatement Rate	68.98%		79.54%
Fair Value Unobservable Input, Loss Duration (in months)	100 months	[4]	50 months
Fair Value Unobservable Input, Loss Severity	19.70%	[4],[5]	11.33%
Fair Value Unobservable Input, Discount Rate	4.35%
Discounted Cash Flow [Member] | Indemnification Asset [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Reinstatement Rate	23.61%		24.53%
Fair Value Unobservable Input, Loss Duration (in months)	36 months		30 months
Fair Value Unobservable Input, Loss Severity	6.54%		6.23%
Fair Value Unobservable Input, Discount Rate	4.35%
Discounted Cash Flow [Member] | Clawback Liability [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Servicing Cost			6,790
Discounted Cash Flow [Member] | Clawback Liability [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Servicing Cost			$ 14,558
Discounted Cash Flow [Member] | Freestanding Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs Loan Closing Ratio	0.00%
Discounted Cash Flow [Member] | Freestanding Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs Loan Closing Ratio	99.00%
Discounted Cash Flow [Member] | Freestanding Derivative [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs Loan Closing Ratio	79.74%
Discounted Cash Flow [Member] | Mortgage Servicing Rights [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Prepayment Speed	10.93%	[6]	16.50%
Fair Value Unobservable Input, Discount Rate	9.55%	[7]	9.20%
Discounted Cash Flow [Member] | Mortgage Servicing Rights [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Prepayment Speed	24.57%	[6]	19.80%
Fair Value Unobservable Input, Discount Rate	9.72%	[7]	9.80%
Discounted Cash Flow [Member] | Mortgage Servicing Rights [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Prepayment Speed	14.28%		19.25%
Fair Value Unobservable Input, Discount Rate	9.59%		9.37%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	0.00%
Fair Value Unobservable Input, Prepayment Speed	4.68%
Fair Value Unobservable Input, Discount Rate	2.81%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Weighted Average Life	5 years 0 months 18 days
Fair Value Inputs, Cumulative Loss	0.00%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	27.20%
Fair Value Unobservable Input, Prepayment Speed	14.78%
Fair Value Unobservable Input, Discount Rate	3.75%
Fair Value Inputs, Probability of Default	2.25%
Fair Value Inputs, Weighted Average Life	10 years 8 months 27 days
Fair Value Inputs, Cumulative Loss	0.61%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	19.68%
Fair Value Unobservable Input, Prepayment Speed	7.58%
Fair Value Unobservable Input, Discount Rate	3.45%
Fair Value Inputs, Probability of Default	0.18%
Fair Value Inputs, Weighted Average Life	8 years 3 months 1 day
Fair Value Inputs, Cumulative Loss	0.04%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	0.00%
Fair Value Unobservable Input, Prepayment Speed	4.68%
Fair Value Unobservable Input, Discount Rate	2.81%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Weighted Average Life	5 years 0 months 18 days
Fair Value Inputs, Cumulative Loss	0.00%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	27.20%
Fair Value Unobservable Input, Prepayment Speed	14.78%
Fair Value Unobservable Input, Discount Rate	3.75%
Fair Value Inputs, Probability of Default	2.25%
Fair Value Inputs, Weighted Average Life	10 years 8 months 27 days
Fair Value Inputs, Cumulative Loss	0.61%
Discounted Cash Flow [Member] | Loans Held for Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Unobservable Input, Loss Severity	19.68%
Fair Value Unobservable Input, Prepayment Speed	7.58%
Fair Value Unobservable Input, Discount Rate	3.45%
Fair Value Inputs, Probability of Default	0.18%
Fair Value Inputs, Weighted Average Life	8 years 3 months 1 day
Fair Value Inputs, Cumulative Loss	0.04%

[1]	(1)The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.
[2]	(1)Gains and losses resulting from subsequent measurement of OREO is included in the consolidated statements of income as general and administrative expense. OREO is included in other assets in the consolidated balance sheets.
[3]	(2)The fair value for mortgage servicing rights represents the value of the impaired strata with impairment or recoveries on previous valuation allowances.
[4]	(3)The range represents the highest and lowest loan closing rates used in the IRLC valuation. The range includes the closing ratio for rate locks unclosed at the end of the period, as well as the closing ratio for loans which have settled during the period.
[5]	(2)The range represents the sum of the highest and lowest values for all tranches that are used in our valuation process.
[6]	(2)The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the strata with recoveries on previous valuation allowances.
[7]	(1)NM - Not Meaningful